BARON

FUNDS®

Baron Partners Fund

Baron Focused Growth Fund

Baron International Growth Fund

Baron Real Estate Fund

Baron Emerging Markets Fund

Baron Energy and Resources Fund

Baron Global Advantage Fund

Supplement dated May 14, 2013

to Statement of Additional Information dated April 26, 2013

Effective May 7, 2013, Anita Rosenberg is a Trustee of Baron Select Funds.

Effective May 7, 2013, the Statement of Additional Information of the Baron Funds® (the “Funds”) is modified as follows:

On page 17 of the Statement of Additional Information, Ms. Rosenberg’s information is added to the Independent Trustees table as follows:

Name, Address & Age	Position(s) Held with the Fund	Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trustee/ Directorships During Past 5 Years
Anita Rosenberg(4),(5) 1235 N. Astor Street Chicago, Illinois 60610 Age: 49	Trustee	<1 year (appointed 5/2013)	Partner, Portfolio Manager: Aurora Investment Management (formerly known as Harris Alternatives, LLC) (1999-2009); Senior Advisor: Magnetar Capital (2011-2012); Trustee: Baron Investment Funds Trust, Baron Select Funds (5/13-Present).	12	Director: Golub Business Development Company (2011-Present).

On page 19 of the Statement of Additional Information, the following paragraph is added underneath the seventh full paragraph:

Anita Rosenberg – Ms. Rosenberg has been a Trustee of the Trust and the Board of the mutual funds of Baron Investment Funds Trust for less than one year. She was appointed as Trustee in May of 2013. In addition to her tenure as a Trustee of the Baron mutual funds, Ms. Rosenberg serves on the board of the Golub Business Development Company. Ms. Rosenberg was a senior advisor to Magnetar Capital, a multi-strategy hedge fund. Ms. Rosenberg was a partner and portfolio manager of Harris Alternatives, LLC, and its predecessor, Harris Alternatives, L.P., from 1999 until her retirement in 2009.

On page 21 of the Statement of Additional Information, the following information is inserted in the table under “Trustee Ownership of Fund Shares:”

Anita Rosenberg	Baron Partners Fund	$0	None
	Baron Focused Growth Fund	$0	None
	Baron International Growth Fund	$0	None
	Baron Real Estate Fund	$0	None
	Baron Emerging Markets Fund	$0	None
	Baron Energy and Resources Fund	$0	None
	Baron Global Advantage Fund	$0	None

On page 22 of the Statement of Additional Information, the following information is inserted under “Independent Trustees:” in the table under “Compensation:”

Anita Rosenberg	$0	N/A	N/A	$0

This information supplements the Statement of Additional Information dated April 26, 2013. This Supplement and the Statement of Additional Information constitute a current statement of additional information. To request another copy of the Prospectus and Statement of Additional Information, please call 1-800-992-2766 or visit our website at www.BaronFunds.com.